RATE SHEET PROSPECTUS SUPPLEMENT DATED JANUARY 24, 2025
TO THE PROSPECTUS DATED MAY 1, 2024 FOR
New York Life Premier Variable Annuity – FP Series
INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account–III
NYLIAC Variable Annuity Separate Account–IV
This Rate Sheet Prospectus Supplement is to be used in connection with the prospectus for the variable annuity policy listed above that is issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). You should read this information carefully and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus. All capitalized terms used but not defined in this supplement have the same meaning as those included in the Prospectus.
This Rate Sheet Prospectus Supplement updates the Ongoing Fees and Expenses (annual charges) for the policy provided in “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus taking into account the current fees for the Investment Preservation Rider (“IPR”) disclosed in this Rate Sheet Prospectus Supplement. This Rate Sheet Prospectus Supplement also provides the:
(1)
Current charges for:
(a)
the Investment Preservation Rider - FP Series (“IPR”) for policies with an application signed on or after February 10, 2025 and resets under such policies of the IPR with a Rider Reset Effective Date on or after February 10, 2025; and
(b)
the IPR for policies with an application signed prior to February 10, 2025 with a Rider Reset Effective Date on or after May 1, 2019.
(2)
Percentages applicable for determining the Guaranteed Amounts under the IPR for policies with an application signed on or after February 10, 2025 (the “IPR Guarantee Percentage”).
(3)
Holding Periods currently available with the IPR for policies with an application signed on or after November 13, 2023.
It is important that you have the most current Rate Sheet Prospectus Supplement as of the date you apply for a policy. In the event we publish a new Rate Sheet Prospectus Supplement after the date your application is signed but before we issue your policy, the charges and applicable IPR Guarantee Percentages will be those in the Rate Sheet Prospectus Supplement in effect on the date of your signed application.
It is also important that you have the most current Rate Sheet Prospectus Supplement if you elect to reset your IPR Guaranteed Amount. In the event we issue a new Rate Sheet Prospectus Supplement after the date you send in your written request to reset your IPR but before the Rider Reset Effective Date, we will apply the charge in effect on the Rider Reset Effective Date. Please be advised that the charges you pay for the IPR after you elect to reset may be different than the charges you paid prior to the Rider Reset Effective Date and could be more or less than the current charge reflected in this Rate Sheet Supplement; provided, however, that such charges will never exceed the guaranteed maximum charge set forth in the “TABLE OF FEES AND EXPENSES” in the prospectus. If you are not satisfied with the new charges you pay for the IPR after you elect to reset, you may cancel the reset at any time prior to or within thirty (30) days after the Rider Reset Effective Date with no penalty.
This Rate Sheet Prospectus Supplement has no specified end date and can be superseded at any time. If we supersede this Rate Sheet Prospectus Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 business days prior to the effective date of the new rates. You can obtain the most current Rate Sheet Prospectus Supplement online at https://dfinview.com/NewYorkLife/TAHD/premier-fpseries. You can also obtain this information at no cost by calling the New York Life Annuities Service Center at 800-762-6212. This Rate Sheet Prospectus Supplement and the Prospectus can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching File No. 333-219399 and File No. 333-219400.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	1.00%	1.30%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Investment options (Portfolio fees and expenses)[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	1.30%	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As a percentage of Accumulation Value (Minimum
Base Contract Charge) and as a percentage of
Adjusted Premium Payments (Maximum Base
Contract Charge).
2 As a percentage of average net Portfolio assets.
The range in fees and expenses is for the year ended
December 31, 2023 and will change from year to
year.
[3] The minimum fee reflects the current charge for the
Annual Death Benefit Rider, as an annualized
percentage of the amount guaranteed under the
rider. The maximum fee reflects the current charge
for the Investment Preservation Rider - FP Series
(7-year holding period), as an annualized percentage
of the amount that is guaranteed under the rider.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST: $1,411.46	HIGHEST ANNUAL COST $3,328.53

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract Charges, optional benefits,
and Portfolio fees and expenses
•No sales charges
•No additional purchase payments,
transfers or withdrawals

ANNUAL CHARGES FOR THE IPR
The current charge for the IPR for policies with an application signed on or after February 10, 2025 is as follows:
Annual Charge for IPR (calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)	Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%
IPR GUARANTEE PERCENTAGES
The IPR Guarantee Percentages currently applicable for determining the Guaranteed Amount under IPR for policies with an application signed on or after February 10, 2025 are:
Holding Period	Percentage
7 Year Holding Period	100%
10 Year Holding Period	110%
11 Year Holding Period	110%
12 Year Holding Period	115%
13 Year Holding Period	115%
14 Year Holding Period	120%
15 Year Holding Period	120%
20 Year Holding Period	150%
ANNUAL CHARGES FOR IPR RESET ELECTIONS
Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after May 1, 2019 (Policies applied for prior to February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.10%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%

Annual Charge for IPR if you elect an IPR Reset with a Rider Reset Effective Date on or after February 10, 2025 (Policies applied for on or after February 10, 2025)
(calculated as an annualized percentage of the amount that is guaranteed under the IPR, deducted on a quarterly basis)
Current Charge
7 Year Holding Period	1.30%
10 Year Holding Period	1.00%
11 Year Holding Period	0.90%
12 Year Holding Period	0.80%
13 Year Holding Period	0.70%
14 Year Holding Period	0.60%
15 Year Holding Period	0.50%
20 Year Holding Period	0.60%